Supplemental Cash Flow Information - Summary of Cash Flow Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents
Cash	$ 149	$ 438
Investments with maturities from the date of acquisition of three months or less	877	1,296
Cash and cash equivalents	1,026	1,734	$ 952
Net change in non-cash working capital items
Trade and settlements receivables	97	282
Prepaids and other current assets	(69)	(26)
Inventories	16	(338)
Trade accounts payable and other liabilities	(204)	53
Net change in non-cash working capital items	$ (160)	$ (29)